Fair Value Measurements (Level 3 Measurements And Sensitivity Analysis) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Congestion Revenue Rights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value	$ 107		$ 80
Liabilities, Fair Value	32		16
Fair value measurement Valuation technique	Market approach		Market approach
Fair value measurement Unobservable Input	CRR auction prices		CRR auction prices
Power Purchase Agreements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value	0		0
Liabilities, Fair Value	$ 105		$ 145
Fair value measurement Valuation technique	Discounted cash flow		Discounted cash flow
Fair value measurement Unobservable Input	Forward prices		Forward prices
Minimum [Member] | CRR Auction Prices [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range	(6.47)	[1]	(9.04)
Minimum [Member] | Forward Prices [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range	23.43	[1]	8.59
Maximum [Member] | CRR Auction Prices [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range	12.04	[1]	55.15
Maximum [Member] | Forward Prices [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range	51.75	[1]	62.9

[1]	Represents price per megawatt-hour